Note 20 - Income Taxes (Details) - USD ($)	12 Months Ended				24 Months Ended	36 Months Ended
	Dec. 31, 2018	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2017	Dec. 31, 2015
Note 20 - Income Taxes (Details) [Line Items]
Income Tax Calculation, "Deemed-Profit Method," Percentage of Gross Revenues		2.50%
Retained Earnings (Accumulated Deficit) (in Dollars)		$ (5,560,770)	$ (28,043,186)		$ (28,043,186)		$ (5,560,770)
Deferred Tax Assets, Valuation Allowance (in Dollars)		15,891,765	$ 15,122,721		15,122,721		15,891,765
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration (in Dollars)		52,300,000					52,300,000
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration (in Dollars)		$ 18,700,000					18,700,000
Impact Of The Tax Holidays On Basic Net Income Per Ordinary Share (in Dollars per share)		$ 0.01	$ 0.00	$ 0.00
Unrecognized Tax Benefits (in Dollars)		$ 0	$ 0	$ 0	$ 0		0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued (in Dollars)		0					0
Company's Subsidiary Located in the PRC [Member]
Note 20 - Income Taxes (Details) [Line Items]
Retained Earnings (Accumulated Deficit) (in Dollars)		(20,300,000)					(20,300,000)
Company's VIEs and Its VIEs' Subsidiaries Located in The PRC [Member]
Note 20 - Income Taxes (Details) [Line Items]
Retained Earnings, Unappropriated (in Dollars)		$ 30,000,000					$ 30,000,000
Hong Kong [Member]
Note 20 - Income Taxes (Details) [Line Items]
Profit Tax		16.50%
PRC [Member]
Note 20 - Income Taxes (Details) [Line Items]
Enterprise Income Tax ("EIT")		25.00%
PRC [Member] | Enterprise Qualifying As A "High and New Technology Enterprise" ("the HNTE") [Member]
Note 20 - Income Taxes (Details) [Line Items]
Enterprise Income Tax ("EIT")		15.00%
PRC [Member] | "Software Enterprises" - Preferential Rate For Three Years [Member]
Note 20 - Income Taxes (Details) [Line Items]
Enterprise Income Tax ("EIT")		12.50%
PRC [Member] | Standard EIT Rate [Member]
Note 20 - Income Taxes (Details) [Line Items]
Enterprise Income Tax ("EIT")		25.00%
PRC [Member] | Company and Its Subsidiaries Registered Outside the PRC, But Deemed a Resident Enterprise [Member]
Note 20 - Income Taxes (Details) [Line Items]
Income Tax Rate		25.00%
PRC [Member] | "CFO Qicheng" [Member] | Preferential Tax Rate - Software Enterprises [Member]
Note 20 - Income Taxes (Details) [Line Items]
Enterprise Income Tax ("EIT")					12.50%
PRC [Member] | "CFO Shenzhen Shangtong" [Member] | Preferential Tax Rate - Software Enterprises [Member]
Note 20 - Income Taxes (Details) [Line Items]
Enterprise Income Tax ("EIT")					12.50%
PRC [Member] | "CFO Software" [Member] | Preferential Tax Rate - HNTE; Transition Rules of EIT Law [Member]
Note 20 - Income Taxes (Details) [Line Items]
Enterprise Income Tax ("EIT")				15.00%
PRC [Member] | "CFO Meining" [Member] | Preferential Tax Rate - HNTE; Transition Rules of EIT Law [Member]
Note 20 - Income Taxes (Details) [Line Items]
Enterprise Income Tax ("EIT")							15.00%
PRC [Member] | "CFO Genius" [Member] | Preferential Tax Rate - HNTE; Transition Rules of EIT Law [Member]
Note 20 - Income Taxes (Details) [Line Items]
Enterprise Income Tax ("EIT")							15.00%
PRC [Member] | CFO Tibet [Member] | Preferential Tax Rate - HNTE; Transition Rules of EIT Law [Member]
Note 20 - Income Taxes (Details) [Line Items]
Enterprise Income Tax ("EIT")	15.00%
PRC [Member] | CFO Tibet [Member] | Preferential Tax Rate for Enterprises in Tibet, China [Member]
Note 20 - Income Taxes (Details) [Line Items]
Enterprise Income Tax ("EIT")						9.00%
Dividends Paid By PRC Subsidiaries [Member]
Note 20 - Income Taxes (Details) [Line Items]
Dividends, Withholding Tax, Percentage		10.00%
Amount Avoided Due to Tax Holiday and Special Tax Concessions [Member]
Note 20 - Income Taxes (Details) [Line Items]
Income Tax Expense, Amount Avoided (in Dollars)		$ 1,102,399	$ 20,851	$ 31,910